Issued Capital and Reserves - Summary of Share Premium (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Beginning balance	£ 118,226,956
Ending balance	118,492,073	£ 118,226,956
Share premium [member]
Disclosure of classes of share capital [line items]
Beginning balance	118,226,956	99,975,399	£ 26,212,880
Share capital reduction on March 21, 2016			(7,000,000)
Issued on April 3, 2017 for private placement financing round		14,984,875
Issued on June 1, 2018 for public offering	150,078
Issuance of share capital for private financing round on June 9, 2016			72,423,314
Issued on April 26, 2017 for conversion of loan note		2,477,787
Issuance of share capital for private placement on June 9, 2016			11,335,069
Issued on October 28, 2017 for acquisition of license		1,518,527
Transaction costs for issued share capital	(7,512)	(729,632)	(2,995,864)
Ending balance	118,492,073	£ 118,226,956	£ 99,975,399
Share premium [member] | Share premium issued on August 3, 2018 [member]
Disclosure of classes of share capital [line items]
Issued on August 3, 2018 for exercise of share options	12,870
Share premium [member] | Share premium issued on October 22, 2018 [member]
Disclosure of classes of share capital [line items]
Issued on August 3, 2018 for exercise of share options	£ 109,681